UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5018

Legg Mason Partners Investment Series

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INVESTMENT SERIES

LEGG MASON PARTNERS INTERNATIONAL FUND

FORM N-Q

JULY 31, 2006

LEGG MASON PARTNERS INTERNATIONAL FUND

Schedule of Investments (unaudited)	July 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.8%
Australia - 3.5%
75,550	BHP Billiton Ltd.	$1,607,715
11,600	CSL Ltd.	468,899
73,100	Downer EDI Ltd.	419,564
30,600	Leighton Holdings Ltd.	451,858
52,550	QBE Insurance Group Ltd.	887,933
14,000	Rio Tinto Ltd.	797,749

	Total Australia	4,633,718

Austria - 0.7%
9,600	Boehler-Uddeholm AG	501,146
6,300	OMV AG	386,129

	Total Austria	887,275

Belgium - 0.3%
5,400	Delhaize Group	392,516

Bermuda - 0.3%
45,000	Esprit Holdings Ltd.	342,247

Canada - 2.9%
54,900	CAE Inc.	419,899
6,500	Canadian Imperial Bank of Commerce	443,985
6,100	Canadian Pacific Railway Ltd.	291,260
11,400	Industrial Alliance Insurance and Financial Services Inc.	316,815
9,350	National Bank of Canada	484,055
15,300	Royal Bank of Canada	622,715
15,900	Shaw Communications Inc.	462,540
7,300	Toronto-Dominion Bank	372,762
21,500	TransAlta Corp.	443,707

	Total Canada	3,857,738

Cayman Islands - 0.3%
238,000	Hutchison Telecommunications International Ltd.*	413,476

Denmark - 0.8%
10,400	Danske Bank A/S	398,488
4,550	Topdanmark A/S*	635,868

	Total Denmark	1,034,356

Finland - 1.2%
8,300	Metso Corp.	299,060
63,811	Nokia Oyj	1,264,844

	Total Finland	1,563,904

France - 6.4%
3,600	Alstom RGPT*	312,221
6,700	Atos Origin SA*	310,678
16,212	BNP Paribas SA	1,576,745
9,800	Bouygues SA	488,947
8,400	Capgemini SA	450,939
3,500	Ciments Francais SA	571,805
16,505	Legrand SA	440,283
7,600	Sanofi-Aventis	722,184
8,380	Societe Generale	1,249,271
17,800	Suez SA	737,460
20,752	Total SA	1,410,423
1,800	Wendel Investissement	206,539

	Total France	8,477,495

Germany - 7.0%
21,850	Altana AG	1,252,461
7,750	Bayerische Motoren Werke AG	399,724

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERNATIONAL FUND

Schedule of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
Germany - 7.0% (continued)
12,200	Beiersdorf AG	$642,168
16,722	DaimlerChrysler AG	862,476
11,503	Deutsche Bank AG	1,325,038
24,650	Deutsche Lufthansa AG	460,290
6,700	Deutsche Postbank AG	489,576
29,475	Deutsche Telekom AG	455,207
3,650	E.ON AG	439,686
4,851	Fresenius Medical Care AG & Co.	580,770
21,950	GEA Group AG	358,884
8,750	Heidelberger Druckmaschinen AG	360,617
3,400	MAN AG	245,577
16,051	Siemens AG	1,292,915

	Total Germany	9,165,389

Greece - 0.3%
17,360	Alpha Bank AE	444,478

Hong Kong - 1.0%
219,985	Hang Lung Properties Ltd.	434,268
209,000	Li & Fung Ltd.	437,327
286,000	Sino Land Co., Ltd.	482,145

	Total Hong Kong	1,353,740

Italy - 4.6%
67,700	Banca Intesa SpA	391,216
18,000	Banca Popolare di Verona e Novara Scrl	512,327
22,000	Banche Popolari Unite Scpa	591,359
70,300	Capitalia SpA	589,509
27,426	Eni SpA	840,475
41,026	Fondiaria Sai SpA	1,654,164
25,700	Saipem SpA	591,752
756,400	Seat Pagine Gialle SpA	361,554
66,950	UniCredito Italiano SpA	514,846

	Total Italy	6,047,202

Japan - 24.4%
19,700	Aeon Credit Service Co., Ltd.	414,791
10,900	Aisin Seiki Co., Ltd.	317,115
56,000	Asahi Kasei Corp.	348,838
500	Bank of Yokohama Ltd.	4,014
6,750	Canon Inc.	324,939
13,300	Credit Saison Co., Ltd.	577,503
24,000	Daiwa House Industry Co., Ltd.	391,683
35,000	Dowa Mining Co., Ltd.	315,569
120,000	Fuji Electric Holdings Co., Ltd.	594,443
92,000	Gunma Bank Ltd.	715,359
15,900	Hitachi Construction Machinery Co., Ltd.	374,371
67,000	Hokuhoku Financial Group Inc.	253,460
30,420	Honda Motor Co., Ltd.	1,004,609
174,000	Ishikawajima-Harima Heavy Industries Co., Ltd.	491,019
89,000	Itochu Corp	803,224
6,800	JFE Holdings Inc.	272,095
58,000	JTEKT Corp.	1,084,396
104,400	Kajima Corp.	439,637
19,000	Kansai Electric Power Co. Inc.	438,232
173,000	Kawasaki Heavy Industries Ltd.	525,983
136,000	Kobe Steel Ltd.	411,113
34,000	Komatsu Ltd.	684,693
16,700	Kyushu Electric Power Co. Inc.	390,289
18,800	Leopalace21 Corp.	658,641
144,000	Marubeni Corp.	766,172
53,000	Matsushita Electric Industrial Co., Ltd.	1,104,360
64,000	Mazda Motor Corp.	417,124

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERNATIONAL FUND

Schedule of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
Japan - 24.4% (continued)
89,000	Minebea Co., Ltd.	$453,320
29,300	Mitsubishi Corp.	601,564
106,500	Mitsubishi Electric Corp.	837,410
65	Mitsubishi UFJ Financial Group Inc.	919,972
18,000	Mitsubishi UFJ Securities Co., Ltd.	203,023
61,000	Mitsui Mining & Smelting Co., Ltd.	347,475
160	Mizuho Financial Group Inc.	1,346,147
18,000	NGK Spark Plug Co., Ltd.	376,638
85,000	Nippon Steel Corp.	331,207
88,000	NSK Ltd.	675,799
43,000	NTN Corp.	324,585
20,000	OMC Card Inc.	189,935
3,210	Orix Corp.	842,744
200	Ricoh Co., Ltd.	4,036
11,900	Sega Sammy Holdings Inc.	395,072
56,000	Sekisui Chemical Co., Ltd.	484,851
21,700	Seven & I Holdings Co., Ltd.	758,344
24,000	Sharp Corp.	406,151
97,000	Showa Denko KK	396,610
20,000	Stanley Electric Co., Ltd.	425,476
11,000	Sumco Corp.	640,049
80	Sumitomo Mitsui Financial Group Inc.	852,700
15,300	Suzuki Motor Corp.	374,948
16,050	Takeda Pharmaceutical Co., Ltd.	1,037,655
7,500	TDK Corp.	587,105
57,000	Teijin Ltd.	321,702
27,100	Tohoku Electric Power Co., Inc.	570,601
11,130	Tokyo Electric Power Co. Inc.	299,497
3,000	Tokyo Seimitsu Co., Ltd.	139,437
48,000	Toppan Printing Co., Ltd.	553,136
33,550	Toyota Motor Corp.	1,776,280
18,000	Yamaha Motor Co., Ltd.	469,422

	Total Japan	32,066,563

Luxembourg - 2.4%
58,848	Arcelor	3,135,870

Netherlands - 6.1%
28,990	ABN Amro Holding NV	801,820
19,300	Buhrmann NV	266,042
21,900	CSM	635,351
82,800	Hagemeyer NV*	400,534
21,400	ING Groep NV, CVA	868,036
76,900	Koninklijke Ahold NV*	690,004
20,000	Koninklijke BAM Groep NV	407,156
93,073	Koninklijke KPN NV	1,056,076
23,200	Koninklijke Philips Electronics NV	765,453
38,700	Royal Dutch Shell PLC, Class A Shares	1,366,753
14,400	Vedior NV, CVA	270,545
22,800	Wolters Kluwer NV	536,619

	Total Netherlands	8,064,389

Norway - 1.5%
566,500	Pan Fish ASA*	626,104
7,600	Petrojarl ASA*	48,350
7,600	Petroleum Geo-Services ASA*	410,731
68,600	Telenor ASA	873,964

	Total Norway	1,959,149

Portugal - 0.5%
165,700	Energias de Portugal SA	655,623

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERNATIONAL FUND

Schedule of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
Singapore - 1.0%
176,000	CapitaLand Ltd.	$456,911
61,000	Keppel Corp. Ltd.	590,958
170,000	Singapore Technologies Engineering Ltd.	304,629

	Total Singapore	1,352,498

Spain - 3.8%
24,700	Banco Bilbao Vizcaya Argentaria SA	524,590
26,200	Banco Espanol de Credito SA (Banesto)*	484,551
46,850	Banco Santander Central Hispano SA	709,193
27,400	Corp. Mapfre SA	538,219
36,084	Endesa SA	1,232,454
16,700	Red Electrica de Espana	618,989
55,325	Telefonica SA	934,930

	Total Spain	5,042,926

Sweden - 1.4%
12,600	Alfa Laval AB	412,039
33,700	Boliden AB	597,716
9,900	Nobia AB	331,975
20,900	Skandinaviska Enskilda Banken AB	514,044

	Total Sweden	1,855,774

Switzerland - 5.8%
7,800	Adecco SA	453,532
4,700	Baloise Holding AG	374,046
9,121	Credit Suisse Group	510,714
9,054	Holcim Ltd.	706,218
3,178	Nestle SA	1,040,708
16,700	Novartis AG	947,970
6,950	Roche Holding AG	1,236,032
400	Sulzer AG	299,172
5,956	Swiss Life Holding*	1,374,852
13,200	UBS AG	717,671

	Total Switzerland	7,660,915

United Kingdom - 22.6%
28,700	Anglo American PLC	1,198,412
15,230	AstraZeneca PLC	930,168
33,700	Aviva PLC	452,065
108,183	Barclays PLC	1,269,303
21,900	Barratt Developments PLC	396,474
86,650	BG Group PLC	1,165,595
211,963	BP PLC	2,554,267
119,133	Brit Insurance Holdings PLC	580,367
40,600	British Airways PLC*	293,551
52,000	British Energy Group PLC*	713,093
1,500	Charter PLC*	21,887
26,800	Collins Stewart Tullett PLC	385,292
42,700	Drax Group PLC*	713,201
108,300	DSG International PLC	403,662
47,599	GlaxoSmithKline PLC	1,317,042
73,382	HBOS PLC	1,336,035
94,400	HSBC Holdings PLC	1,712,528
75,300	Imperial Chemical Industries PLC	521,582
20,025	Imperial Tobacco Group PLC	654,722
94,700	International Power PLC	521,053
941,900	Invensys PLC*	325,554
9,000	Investec PLC	469,971
129,950	Lloyds TSB Group PLC	1,308,614
85,000	LogicaCMG PLC	270,763
19,600	Man Group PLC	898,622

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERNATIONAL FUND

Schedule of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
United Kingdom - 22.6% (continued)
38,700	Marks & Spencer Group PLC	$431,289
64,291	National Grid PLC	732,100
34,700	Northern Rock PLC	722,855
174,200	Old Mutual PLC	527,242
16,700	Persimmon PLC	399,368
16,600	Rio Tinto PLC	857,531
56,565	Royal Bank of Scotland Group PLC	1,840,952
23,300	Royal Dutch Shell PLC, Class B Shares	858,004
58,940	Scottish & Newcastle PLC	588,028
29,050	Tate & Lyle PLC	371,778
144,000	Tesco PLC	967,181
17,600	Vedanta Resources PLC	434,043
283,800	Vodafone Group PLC	616,385

	Total United Kingdom	29,760,579

	TOTAL COMMON STOCKS (Cost - $119,549,276)	130,167,820

PREFERRED STOCKS - 0.4%
Germany - 0.3%
16,400	ProSiebenSat.1 Media AG	419,062

United Kingdom - 0.1%
324,343	Vodafone Airtouch PLC (a)*	90,895

	TOTAL PREFERRED STOCKS (Cost - $499,456)	509,957

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $120,048,732)	130,677,777

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.2%
Repurchase Agreement - 1.2%
$1,613,000	Interest in $467,344,000 joint tri-party repurchase agreement dated 7/31/06 with Deutsche Bank Securities Inc., 5.270% due 8/1/06; Proceeds at maturity - $1,613,236; (Fully collateralized by various U.S. government agency obligations, 0.000% to 22.305% due 1/15/18 to 7/15/36; Market value - $1,645,260) (Cost - $1,613,000)	1,613,000

	TOTAL INVESTMENTS - 100.4% (Cost - $121,661,732#)	132,290,777
	Liabilities in Excess of Other Assets - (0.4)%	(541,421)

	TOTAL NET ASSETS - 100.0%	$131,749,356

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

CVA	— Certificaaten van aandelen (Share Certificates)

Summary of Investments by Sector ** (unaudited)
Financials	31.3%
Industrials	13.5%
Consumer Discretionary	11.0%
Materials	10.6%
Energy	7.2%

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERNATIONAL FUND

Schedule of Investments (unaudited) (continued)	July 31, 2006

Utilities	6.4%
Health Care	6.4%
Consumer Staples	5.6%
Telecommunications Services	3.7%
Information Technology	3.1%
Short-Term Investment	1.2%

100.0%

**	As a percentage of total investments.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners International Fund (formerly known as Smith Barney International Fund) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Investment Series (formerly known as Smith Barney Investment Series) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,313,758
Gross unrealized depreciation	(3,684,713)

Net unrealized appreciation	$10,629,045

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Investment Series.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2006

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: September 28, 2006